June 13, 2024

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	IndexIQ Active ETF Trust (Registration Nos.: 333-183489 and 811-22739)

Dear Sir/Madam:

On behalf of IndexIQ Active ETF Trust (the “Registrant”), we are transmitting for electronic filing under the Securities Act of 1933, as amended (the “1933 Act”), Post-Effective Amendment No. 120 and under the Investment Company Act of 1940, as amended, Amendment No. 126 to the Registrant’s registration statement on Form N-1A (the “Amendment”). The Amendment relates to NYLI Winslow Large Cap Growth ETF, formerly IndexIQ Winslow Large Cap Growth ETF, and NYLI Winslow Focused Large Cap Growth ETF, formerly IndexIQ Winslow Focused Large Cap Growth ETF, each a series of the Registrant. This Amendment is being filed pursuant to Rule 485(a) of the 1933 Act. Please note, on August 28, 2024, the Registrant is scheduled to change its name to New York Life Investments Active ETF Trust and the names of the IndexIQ Winslow Large Cap Growth ETF and IndexIQ Winslow Focused Large Cap Growth ETF will change to NYLI Winslow Large Cap Growth ETF and NYLI Winslow Focused Large Cap Growth ETF, respectively.

Please do not hesitate to contact the undersigned at (212) 576-7634 if you have any questions regarding this filing.

Very truly yours,

/s/ Matthew V. Curtin
Matthew V. Curtin
Secretary

cc:	Jack R. Benintende

Russell Shepherd

Barry Pershkow, Chapman and Cutler LLP